Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating lease, expiry date	2018
Rental expense under operating leases	$ 18,921	$ 16,699	$ 12,350